CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 848,522	$ 4,116
Notes receivable	2,539,309	0
Accounts receivable	228,858	0
Other receivables, net	12,846	882,683
Prepayments and other current assets	2,939	37,889
Subscription receivable	80,000	0
Inventories	0	60,825
Total Current Assets	3,712,474	985,513
Non-current assets
Property and equipment, net	270,814	372,475
Total Assets	3,983,288	1,357,988
Current liabilities
Accounts payable	283,311	59,606
Other payable and accrued expenses	246,002	64,847
Loan from a third party	2,252,872	0
Income taxes payable	65,677	57,459
Amount due to related parties	407,706	429,650
Total Current Liabilities	3,255,568	611,562
Commitments
Shareholders' equity
Ordinary shares (0.001 par value, 100,000,000 shares authorized, 14,333,334 and 13,333,334 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively)	14,333	13,333
Additional paid-in capital	861,301	783,207
Statutory reserve	74,956	74,956
Accumulated deficit	(145,972)	(84,048)
Accumulated other comprehensive loss	(76,898)	(41,022)
Total Shareholders' Equity	727,720	746,426
Total Liabilities and Shareholders' Equity	$ 3,983,288	$ 1,357,988